ORGANIZATION AND OPERATIONS (Details Narrative)											2 Months Ended	9 Months Ended		12 Months Ended
	Jul. 18, 2024	Jul. 15, 2024	Mar. 21, 2024 USD ($)	Mar. 20, 2024 USD ($)	Feb. 22, 2024	Jan. 31, 2024 shares	Jan. 10, 2024 USD ($)	Sep. 30, 2023 USD ($)	May 11, 2023 shares	Nov. 20, 2021 EUR (€)	Aug. 19, 2024 shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Mar. 13, 2023 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments of cash for license			$ 2,000,000
Share price | $ / shares												$ 4.10				$ 1.00
Restricted stock units, shares | shares											9,500
Stock-based compensation												$ 1,976,962	$ 673,624	$ 1,226,420	$ 141,731
Reverse stock split	1-for-10	reverse stock split at a ratio of 1-for-10.
M G O [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage												5.66%
Heidmar Shareholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage												94.34%
HMI Shareholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination description												a number of Holdings Common Shares equal to (x) the number of the Company’s outstanding shares of common stock on a fully diluted and as-converted basis immediately prior to the effective time of the Merger, times (y) 16.6667, divided by (z) the number of outstanding HMI Shares immediately prior to the HMI Share Acquisition and (ii) after the Closing and upon the satisfaction of certain earnout conditions set forth in the Business Combination Agreement, additional Holdings Common Shares equal to 10% of the shares issued to the Heidmar Shareholders on the Closing.
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments of cash for license			$ 2,000,000	$ 2,000,000
Reverse stock split		1-for-10			the range between one-for-ten (1:10) and one-for-twenty-five (1:25), with such ratio to be determined in the discretion of the Registrant’s Board of Directors and with such action to be effected at such time and date as determined by the Board of Directors (the “Reverse Split”).
Trademark License Agreement [Member] | November 15, 2024 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount of minimum guaranteed royalties | €										€ 4,000,000
Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash paid for consulting service							$ 200,000	$ 150,000						150,000
Restricted stock units, shares | shares						15,000			15,000
Stock-based compensation												$ 51,587		$ 123,914
Consulting Agreement [Member] | Restricted Stock Units (RSUs) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted stock units, shares | shares														15,000
Stock-based compensation												$ 51,587		$ 109,679
Consulting Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash paid for consulting service							$ 200,000